Pension and OPEB Plans (Schedule of Pension and OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate					2.75%	2.40%	3.13%
Expected return on plan assets					4.70%	4.35%	4.94%
Rate of compensation increase					4.98%	4.80%	4.64%
Components of net OPEB costs:
Service cost	$ 6	$ 7	$ 18	$ 23	$ 31	$ 33	$ 29
Interest cost	30	23	91	68	90	84	103
Expected return on assets	(33)	(26)	(97)	(79)	(104)	(99)	(109)
Amortization of net loss (gain)	1	8	2	24	32	52	48
Net pension and OPEB costs	4	12	14	36	49	70	71
Net adjustments		(1)	6	(3)	(6)	(25)	(24)
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	4	11	$ 20	33	43	45	47
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					50	(164)	61
Amortization of net gain (loss)					(32)	(52)	(48)
Total recognized as regulatory assets or other comprehensive income					18	(216)	13
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					$ 61	$ (171)	$ 60
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			5.11%		2.91%	2.58%	3.29%
Expected return on plan assets			6.94%		5.61%	5.24%	5.90%
Components of net OPEB costs:
Service cost	1	1	$ 3	3	$ 4	$ 5	$ 6
Interest cost	8	6	24	18	25	26	32
Expected return on assets	(2)	(2)	(6)	(6)	(8)	(7)	(8)
Amortization of prior service credit						(17)	(20)
Amortization of net loss (gain)	(8)		(24)		(1)	18	10
Curtailment credit							(1)
Net pension and OPEB costs	(1)	5	(3)	15	20	25	19
Net adjustments	3	3	17	8	11	6	11
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$ 2	$ 8	$ 14	$ 23	31	31	30
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment							2
Net loss (gain)					(157)	(142)	14
Amortization of net gain (loss)					1	(18)	(10)
Amortization of prior service credit						17	20
Total recognized as regulatory assets or other comprehensive income					(156)	(143)	26
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income					$ (125)	$ (112)	$ 56